Offerings	Jan. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	4,181,819
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 25,090,914.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,465.06
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.

Includes Ordinary Shares that are issuable upon the exercise of the underwriters’ over-allotment option.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Representative's Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying Representative's Warrant
Amount Registered | shares	292,727
Proposed Maximum Offering Price per Unit	6.60
Maximum Aggregate Offering Price	$ 1,932,000.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 266.81
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Represents Ordinary Shares underlying warrants issuable to the representative of the several underwriters to purchase up to an aggregate of 7% of the Ordinary Shares sold in the offering (including any Ordinary Shares pursuant to the exercise of the over-allotment option) at an exercise price equal to 110% of the public offering price. The warrants will be exercisable commencing six months from the closing of this offering and will terminate on the fifth anniversary of the commencement of sales for this offering.